Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 23, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.         PRINCIPAL INVESTMENT STRATEGY CHANGE TO THE
STRATEGIC ALTERNATIVES FUND
In the section “Principal Investment Strategies” for the Strategic Alternatives Fund, beginning on page 90, the fifth bullet point’s description of the Currency Trading Strategy is deleted in its entirety and replaced with the following:
•	The Currency Trading Strategy seeks exposure to currencies primarily through futures and forwards. The strategy seeks to achieve net gains resulting from fluctuations and/or trends in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in a Sub-Adviser’s opinion, have liquid currency markets. The use of futures and forwards will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as margin or collateral for the Fund’s positions in futures and forwards.
V.         FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective at the close of business on December 23, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.61%	0.61%
Other expenses	0.04%	0.31%
Total annual Fund operating expenses	0.65%	0.92%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Expense Example table is deleted in its entirety and replaced with the following effective at the close of business on December 23, 2020:
	Institutional Class	Investor Class
1 Year	$ 66	$ 94
3 Years	$208	$ 293
5 Years	$362	$ 509
10 Years	$810	$1,131

Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 23, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.         PRINCIPAL INVESTMENT STRATEGY CHANGE TO THE
STRATEGIC ALTERNATIVES FUND
In the section “Principal Investment Strategies” for the Strategic Alternatives Fund, beginning on page 90, the fifth bullet point’s description of the Currency Trading Strategy is deleted in its entirety and replaced with the following:
•	The Currency Trading Strategy seeks exposure to currencies primarily through futures and forwards. The strategy seeks to achieve net gains resulting from fluctuations and/or trends in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in a Sub-Adviser’s opinion, have liquid currency markets. The use of futures and forwards will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as margin or collateral for the Fund’s positions in futures and forwards.

VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 23, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
V.         FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective at the close of business on December 23, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.61%	0.61%
Other expenses	0.04%	0.31%
Total annual Fund operating expenses	0.65%	0.92%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Expense Example table is deleted in its entirety and replaced with the following effective at the close of business on December 23, 2020:
	Institutional Class	Investor Class
1 Year	$ 66	$ 94
3 Years	$208	$ 293
5 Years	$362	$ 509
10 Years	$810	$1,131